Commitments and contingencies	12 Months Ended
Mar. 31, 2023
Text block [abstract]
Commitments and contingencies
36.	Commitments and contingencies
In the ordinary course of business, the Company faces claims and assertions by various parties. The Company assesses such claims and assertions and monitors the legal environment on an ongoing basis, with the assistance of external legal counsel, wherever necessary. The Company records a liability for any claims where a potential loss is probable and capable of being estimated and discloses such matters in its financial statements, if material. For potential losses that are considered possible, but not probable, the Company provides disclosure in the financial statements but does not record a liability in its accounts unless the loss becomes probable.
The following is a description of claims and assertions where a potential loss is possible, but not probable. The Company believes that none of the contingencies described below would have a material adverse effect on the Company’s financial condition, results of operations or cash flows.
Litigation
The Company is involved in legal proceedings, both as plaintiff and as defendant. There are claims which the Company does not believe to be of material nature, other than those described below.
Income Tax
The Company has ongoing disputes with income tax authorities relating to tax treatment of certain items. These mainly include disallowed expenses, the tax treatment of certain expenses claimed by the Company as deductions and the computation of, or eligibility of, the Company’s use of certain tax incentives or allowances.
Most of these disputes and/or disallowances, being repetitive in nature, have been raised by the income tax authorities consistently in most of the years.
The Company has a right of appeal to the Commissioner of Income Tax (Appeals), or CIT (A), the Dispute Resolution Panel, or DRP, and to the Income Tax Appellate Tribunal, or ITAT, against adverse decisions by the assessing officer, DRP or CIT (A), as applicable. The income tax authorities have similar rights of appeal to the ITAT against adverse decisions by the CIT (A) or DRP. The Company has a further right of appeal to the Bombay High Court or the Supreme Court against adverse decisions by the appellate authorities for matters involving substantial question of law. The income tax authorities have similar rights of appeal.
As at March 31, 2023, there are matters and/or disputes pending in appeal amounting to Rs.7,918.2 million, which includes Rs.91.3 million in respect of equity accounted investees (Rs.9,760 million, which includes Rs.72 million in respect of equity accounted investees as at March 31, 2022).
Customs, Excise Duty and Service Tax
As at March 31, 2023, there are pending litigations for various matters relating to customs, excise duty and service tax involving demands, including interest and penalties, of Rs.4,540.3 million, which includes Rs.40.2 million in respect of equity accounted investees (Rs.6,809 million, which includes Rs.41 million in respect of equity accounted investees as at March 31, 2022). These demands challenged the basis of valuation of the Company’s products and denied the Company’s claims of Central Value Added Tax, or CENVAT, credit on inputs. There are no demands for more than Rs.1,000 million as at March 31, 2023.

Sales Tax / VAT
The total sales tax demands (including interest and penalty), that are being contested by the Company amount to Rs.11,066.5 million, which includes Rs.105.5 million in respect of equity accounted investees as at March 31, 2023 (Rs.13,981 million, which includes Rs.108 million in respect of equity accounted investees, as at March 31, 2022). The details of the demands for more than Rs.1,000 million are as follows:
The Sales Tax Authorities have raised demand of Rs.2,310.9 million (Rs.3,240 million as at March 31, 2022) towards rejection of certain statutory forms for concessional lower/nil tax rate (Form F and Form C) on technical grounds and few other issues such as late submission, single form issued against different months’ / quarters’ dispatches / sales, etc. and denial of exemption from tax in absence of proof of export for certain year. The Company has contended that the benefit cannot be denied on technicalities, which are being complied with. The matter is pending at various levels.
The Sales Tax authorities have denied input tax credit and levied interest and penalty thereon due to varied reasons aggregating to Rs.2,674.9 million as at March 31, 2023 (Rs.2,836 million as at March 31, 2022). The reasons for disallowing credit was mainly due to Taxes not paid by Vendors, incorrect method of calculation of set off as per the department, alleged suppression of sales as per the department etc. The matter is contested in appeal.
The Sales Tax Authorities have raised demand for Check post /Entry Tax liability at various states amounting to Rs.3,094.7 million (Rs.5,014 million as at March 31, 2022). The Company is contesting this issue.

Other Taxes and Dues
Other amounts for which the Company may contingently be liable aggregate to Rs.4,028.8 million, which includes Rs.16 million in respect of equity accounted investees as at March 31, 2023 (Rs.2,552 million, which includes Rs.13 million in respect of equity accounted investees, as at March 31, 2022).
As at March 31, 2023, property tax amounting to Rs.1,505.8 million (Rs.1,001 million as at March 31, 2022) has been demanded by the local municipal authorities in respect of vacant land of the Company in the plant in Pimpri ((including residential land), Chinchwad and Chikali Pune. The Company had filed Special Leave Petition (SLP) before the Supreme Court against an unfavorable decision of the Bombay High Court. The Hon’ble Supreme Court had disposed of the SLP and remanded the matter back to the local municipal corporation for fresh adjudication. After fresh hearing, the municipal authority again passed the same order as it had passed earlier, which the Company has challenged before the Civil Court. The Civil Court has passed an injunction order restraining the municipal authority from taking any action of recovery.
Other claims
There are other claims against the Company, the majority of which pertain to government body investigations with regards to regulatory compliances, motor accident claims, product liability claims and consumer complaints. Some of the cases also relate to the replacement of parts of vehicles and/or the compensation for deficiencies in the services by the Company or its dealers.
The Hon’ble Supreme Court of India (“SC”) by their order dated February 28, 2019, set out the principles based on which allowances paid to the employees should be identified for inclusion in basic wages for the purposes of computation of Provident Fund contribution. There are interpretative challenges and considerable uncertainty, including estimating the amount retrospectively. Pending the directions from the EPFO, the impact for past periods, if any, is not ascertainable reliably and consequently no financial effect has been provided for in the financial statements. The Company has complied with this on a prospective basis, from the date of the SC order.
The Supreme Court of India in a recent judgement has concluded that if a manufacturer issues a credit note to a dealer acting under a warranty given by the manufacturer pursuant to a sale of an automobile, it is the valuable consideration for transfer of property and hence a ‘sale’ within the meaning of the Sales Tax Legislations of the respective sales tax legislations under consideration. The value in the credit note is thus eligible to sales tax levy under the respective sales tax enactments. Thus, the dealers are liable to pay sales tax under the State enactments under consideration. The Company may have the liability if it decides to reimburse the dealers, which will be quantified for each such dealer, basis the documentation provided to the Company.
Commitments
The Company has entered into various contracts with vendors and contractors for the acquisition of plant and machinery, equipment and various civil contracts of a capital nature amounting to Rs.71,566.5 million as at March 31, 2023
(
Rs.88,475 million as at March 31, 2022), which are yet to be executed.
The Company has entered into various contracts with vendors and contractors for the acquisition of intangible assets of a capital nature amounting to Rs.5,911.9 million as at March 31, 2023, (Rs.3,358 million as at March 31, 2022), which are yet to be executed.
Under the joint venture agreement as at March 31, 2023, the Company has an outstanding commitment of Rs.18,241.3 million (Rs.18,229.8 million as at March 31, 2022).